Provisions for return conditions (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Provisions for Return Conditions	Provisions for return conditions as of December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017

Current	$2,475	$19,093
Non – current	127,685	144,099

Total	$130,160	$163,192

Schedule of Changes in Provisions for Return Conditions

Changes in provisions for return conditions as of December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017

Balances at beginning of year	$163,192	$173,938
Provisions made	43,705	811
Provisions reverse (1)	(70,797)	—
Provisions used	(5,940)	(11,557)

Balances at end of year	$130,160	$163,192

(1)	In 2018 there is a decrease in provisions for return conditions, mainly due to: $ 14,650 for extension of operating contracts and $48,581 for extension in the period of maintenance.